INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

November 28, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of the Towle Deep Value Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1216 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of making material changes to the Fund’s principal investment strategies, investment objectives, and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ ALISON L. SLONIEWSKI
Alison L. Sloniewski
Investment Managers Series Trust